Document And Entity Information	Apr. 24, 2026
Document Information Line Items
Entity Central Index Key	0002105274
Document Type	S-1
Entity Registrant Name	INTERPRIVATE INVESTMENT PARTNERS V, INC.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false